Property, equipment and software, net (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Office building CNY	Dec. 31, 2013 Office building CNY	Dec. 31, 2014 Office furniture CNY	Dec. 31, 2013 Office furniture CNY	Dec. 31, 2014 Computers & office equipment CNY	Dec. 31, 2013 Computers & office equipment CNY	Dec. 31, 2014 Game servers CNY	Dec. 31, 2013 Game servers CNY	Dec. 31, 2014 Motor vehicles CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2014 Office improvement CNY	Dec. 31, 2013 Office improvement CNY	Dec. 31, 2014 Leasehold improvement CNY	Dec. 31, 2013 Leasehold improvement CNY	Dec. 31, 2014 Software CNY	Dec. 31, 2013 Software CNY
Property, equipment and software, net
Total		1,866,408,990	1,837,403,107	1,027,454,132	1,027,317,759	19,161,369	16,622,238	164,379,627	140,989,743	338,890,869	363,826,724	13,020,534	12,218,937	154,004,892	138,031,593	81,809,334	75,646,121	67,688,233	62,749,992
Less: Accumulated depreciation		(556,961,728)	(483,662,595)
Net book value	$ 211,044,590	1,309,447,262	1,353,740,512